UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from October 1, 2006 to October 31, 2006

Commission File Number of issuing entity: 333-103862-02	Commission File Number of issuing entity: 333-103862-01

CAPITAL ONE MULTI-ASSET EXECUTION TRUST	CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)	(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-103862

CAPITAL ONE FUNDING, LLC
(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK
(Exact name of sponsor as specified in its charter)

Delaware	New York
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Capital One Bank
c/o Deutsche Bank Trust Company Delaware	Mail Stop 12017-0500
E.A. Delle Donne Corporate Center	140 East Shore Drive
1011 Centre Road	Room 1071-B
Wilmington, DE 19805-1266	Glen Allen, VA 23060
(Address of principal executive offices of	(Address of principal executive offices of
issuing entity)	issuing entity)

201-593-6792	804-967-1000
(Telephone number, including area code)	(Telephone number, including area code)

Not Applicable	Not Applicable
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

PART II – OTHER INFORMATION

Other Events

Capital One Bank is the servicer for the Capital One Master Trust under the Amended and Restated Pooling and Servicing Agreement, dated as of September 30, 1993, as amended and restated as of August 1, 2002 and January 13, 2006. Capital One Services, Inc., a subsidiary of Capital One Financial Corporation and affiliate of Capital One Bank, performs certain servicing functions for the Capital One Master Trust in its capacity as a sub-servicer for Capital One Bank. On August 5, 2005, Capital One Services, Inc. entered into a processing services agreement with Total System Services, Inc. (“TSYS”). Under the terms of the agreement:  (i) Capital One Services, Inc. would convert the substantial majority of its credit card account portfolios to TSYS’ TS2 transaction and account processing platform; and (ii) Capital One Services, Inc. would transition to TSYS’ call center desktop platform and TSYS’ rewards platform. In July, 2006, Capital One Services, Inc. began the initial stage of its conversion to TSYS by converting its small business credit card portfolio and rewards platform to the TSYS systems. In October, 2006, Capital One Services, Inc. completed its second and most significant stage of the conversion to the TSYS platform and is now operating a substantial majority of its credit card portfolio on TSYS’ systems.

ITEM 9 – Exhibits

Exhibit 99.1                                    Monthly Series 2002-CC Certificateholders’ Statement.

Exhibit 99.2                                    Card series Schedule to Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:             November 9, 2006

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By: CAPITAL ONE BANK
(Servicer)

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Vice President, Accounting